CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Current Assets:
Accounts Receivable	$ 862,000	$ 313,000		$ 4,013,000
ASSETS
Cash and Cash Equivalents	588,000	1,200,000		6,700,000
Inventory	2,952,000	1,939,000		6,180,000
Prepaid Expenses & Other Assets	691,000	498,000		1,215,000
Notes Receivable	625,000	625,000		750,000
Assets Held for Sale				6,406,000
Total Current Assets	5,718,000	4,575,000		25,264,000
Property, Equipment and Leasehold Improvements, Net	12,577,000	13,000,000		23,164,000
Intangible Assets, Net	1,734,000	2,859,000		129,637,000
Goodwill	3,585,000	3,585,000		48,132,000
Other Assets	14,646,000	16,279,000		26,426,000
Investments	0	210,000		164,000
Long-Term Assets Held for Sale				19,037,000
TOTAL ASSETS	38,260,000	40,508,000		271,824,000
Current Liabilities:
Accounts Payable	10,425,000	12,990,000		15,629,000
Accounts Payable & Accrued Liabilities		19,410,000		30,238,000
Accrued Liabilities	5,608,000	4,424,000
Current Lease Liabilities	2,133,000	1,996,000		3,041,000
Current Portion of Notes Payable	25,879,000	29,662,000		45,451,000
Income Taxes Payable	8,771,000	10,071,000		7,969,000
Liabilities Held for Sale				4,050,000
Total Current Liabilities	52,816,000	59,143,000		87,708,000
Notes Payable, Net of Discounts	6,642,000	4,814,000		10,006,000
Lease Liabilities	12,304,000	13,088,000		20,909,000
Deferred Tax Liabilities				6,123,000
Long-Term Liabilities Held for Sale				591,000
TOTAL LIABILITIES	71,762,000	77,045,000		125,337,000
COMMITMENTS AND CONTINGENCIES (Note 18)	0	0
STOCKHOLDERS' DEFICIT:
Preferred Stock, Convertible Series V, par value $0.001: 25,000,000 shares authorized; 14,071,431 and nil shares outstanding as of June 30, 2023 and December 31, 2022, respectively	1,000	0
Common Stock, par value $0.001: 990,000,000 shares authorized as of June 30, 2023 and December 31, 2022; 772,483,465 and 679,513,554 shares outstanding as of June 30, 2023 and December 31, 2022, respectively	797,000	701,000		521,000
Treasury Stock: nil and 2,308,420 shares of common stock as of June 30, 2023 and December 31, 2022, respectively	0	(808,000)		(808,000)
Additional Paid-In Capital	406,781,000	403,619,000		392,930,000
Accumulated Deficit	(441,081,000)	(440,049,000)		(250,015,000)
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.		(36,537,000)	$ 77,251,000	146,487,000
Non-Controlling Interest				3,859,000
TOTAL STOCKHOLDERS' DEFICIT	(33,502,000)	(36,537,000)	$ 77,251,000	146,487,000
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 38,260,000	$ 40,508,000		$ 271,824,000